Finance receivables, net - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Sales-type lease, selling profit (loss)	€ 830,200,000	€ 343,900,000	€ 446,500,000
Sales-type Lease, interest income	6,200,000	4,700,000	4,900,000
Expected credit losses from finance receivables recorded	€ 0	€ 0	€ 0